Deposits (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Security deposits	$ 526,561	$ 535,554
Building
Security deposits	43,309	43,309
Aircraft
Security deposits	$ 483,252	$ 492,245